Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Debt

	December 31,
	2017	2016
	(in thousands)
Debt Obligations:
2017 Senior Secured Notes	$439,364	$438,880
2018 Senior Secured Term Loan B	718,125	722,706
2013 Revolving Credit Facility	475,000	500,000
Senior Secured Credit Facility	661,478	777,326
2020 Senior Secured Notes	750,000	750,000
Less: unamortized deferred financing costs	—	(43,463)
Total debt	3,043,967	3,145,449
Less: liabilities subject to compromise	(3,043,967)	—
Less: current portion of long-term debt	—	(496,790)
Total long-term debt	$—	$2,648,659